Prudential Large-Cap Core Equity Fund SUMMARY SECTION
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term after-tax growth of capital.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 29 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 51.

Shareholder Fees (paid directly from your investment)
Shareholder Fees (Prudential Large-Cap Core Equity Fund) PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	5.75%	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	1.00%	6.00%	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	15	15	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prudential Large-Cap Core Equity Fund) PRUDENTIAL LARGE-CAP CORE EQUITY FUND	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	1.00%	none
+ Other expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
= Total annual Fund operating expenses	1.48%	2.18%	2.18%	1.68%	2.18%	2.18%	1.18%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example (Prudential Large-Cap Core Equity Fund) PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	992	1,313	2,221
Class B	721	982	1,269	2,253
Class C	321	682	1,169	2,513
Class L	736	1,074	1,435	2,448
Class M	821	1,082	1,369	2,336
Class X	821	1,082	1,469	2,513
Class Z	120	375	649	1,432

If Shares Are Not Redeemed
Expense Example, No Redemption (Prudential Large-Cap Core Equity Fund) PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	992	1,313	2,221
Class B	221	682	1,169	2,253
Class C	221	682	1,169	2,513
Class L	736	1,074	1,435	2,448
Class M	221	682	1,169	2,336
Class X	221	682	1,169	2,513
Class Z	120	375	649	1,432

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

We seek investments that will appreciate over time. We also try to reduce the taxes shareholders may pay on the Fund's investment income and capital gains. We normally invest at least 80% of the Fund's investable assets in common stock and equity-related securities of large capitalization U.S. companies. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Quantitative Management Associates LLC (QMA) manages the Fund using an investment process that is centered around a quantitative stock selection model used to evaluate growth potential, valuation, liquidity and investment risk. They try to select securities that will provide strong capital appreciation, while trying to limit both the differences in portfolio characteristics from those of the overall stock market and the effects of taxation. The portfolio will normally consist of at least 200 securities selected from a broad universe of stocks.

We try to limit taxes by avoiding short-term capital gains whenever possible. We also may sell securities that have fallen in value in order to generate losses that can be used to offset current and future capital gains on other securities, while, at the same time, improve the risk/return profile of the portfolio. We may use hedging techniques to help limit taxable income and capital gains. We also may use derivatives to try to improve the Fund's returns.

The Fund's objective is to outperform the returns of the S&P 500 Index on an after-tax basis over the long term. While we make every effort to achieve our objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. Generally, the stock prices of large capitalization companies are more stable than the stock prices of small companies. The Fund's holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of such indexes.

Some of our investment strategies - such as using derivatives - involve above-average risks. The Fund may use hedging techniques to help limit taxes, preserve assets and enhance return, including using options and stock index or other financial futures contracts. Derivatives may not match or fully offset the underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

If you are investing for the short term (less than one year), you may suffer negative tax consequences by investing in the Fund. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may require the Fund to sell securities and realize gains. While the Fund tries to limit the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund expects to distribute taxable income or capital gains from time to time.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares) [1]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver for Class A shares, which expired on February 28, 2008, the annual returns would have been lower, too. The Fund's previous prospectus presented returns for Class B shares; returns for Class A shares are now shown for consistency with the prospectuses of the other funds in the Prudential Investments fund family.

Best Quarter: 2nd Quarter 2003 15.21% Worst Quarter: 4th Quarter 2008 -21.65%
Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns (Prudential Large-Cap Core Equity Fund) PRUDENTIAL LARGE-CAP CORE EQUITY FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	6.75%	0.03%	(0.10%)
Class C	10.75%	0.23%	(0.10%)
Class L	5.83%			(3.93%)	Mar 19, 2007
Class M	5.75%			(3.68%)	Mar 19, 2007
Class X	6.67%			(3.10%)	Mar 19, 2007
Class Z	12.77%	1.23%	0.90%
Class A	6.29%	(0.18%)	0.06%
Class A Return After Taxes on Distributions	6.27%	(0.27%)	none
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.12%	(0.15%)	0.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.08%	2.29%	1.42%
Lipper Average (reflects no deduction for fees, expenses, or taxes)	12.94%	1.93%	1.34%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses. The Fund's previous prospectus presented returns for Class B shares; returns for Class A shares are now shown for consistency with the prospectuses of the other funds in the Prudential Investments fund family.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Central Index Key	dei_EntityCentralIndexKey	0001070287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 11, 2011
Prospectus Date	rr_ProspectusDate	Jan 11, 2011
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	992
5 Years	rr_ExpenseExampleYear05	1,313
10 Years	rr_ExpenseExampleYear10	2,221
1 Year	rr_ExpenseExampleNoRedemptionYear01	692
3 Years	rr_ExpenseExampleNoRedemptionYear03	992
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,313
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,221
Annual Return 2001	rr_AnnualReturn2001	(15.02%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(20.74%)	[1]
Annual Return 2003	rr_AnnualReturn2003	29.64%	[1]
Annual Return 2004	rr_AnnualReturn2004	11.18%	[1]
Annual Return 2005	rr_AnnualReturn2005	4.57%	[1]
Annual Return 2006	rr_AnnualReturn2006	16.13%	[1]
Annual Return 2007	rr_AnnualReturn2007	6.12%	[1]
Annual Return 2008	rr_AnnualReturn2008	(37.61%)	[1]
Annual Return 2009	rr_AnnualReturn2009	21.28%	[1]
Annual Return 2010	rr_AnnualReturn2010	12.48%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.65%)
One Year	rr_AverageAnnualReturnYear01	6.29%
Five Years	rr_AverageAnnualReturnYear05	(0.18%)
Ten Years	rr_AverageAnnualReturnYear10	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.27%
Five Years	rr_AverageAnnualReturnYear05	(0.27%)
Ten Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.12%
Five Years	rr_AverageAnnualReturnYear05	(0.15%)
Ten Years	rr_AverageAnnualReturnYear10	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	721
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,269
10 Years	rr_ExpenseExampleYear10	2,253
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,253
One Year	rr_AverageAnnualReturnYear01	6.75%
Five Years	rr_AverageAnnualReturnYear05	0.03%
Ten Years	rr_AverageAnnualReturnYear10	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	321
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,513
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
One Year	rr_AverageAnnualReturnYear01	10.75%
Five Years	rr_AverageAnnualReturnYear05	0.23%
Ten Years	rr_AverageAnnualReturnYear10	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	736
3 Years	rr_ExpenseExampleYear03	1,074
5 Years	rr_ExpenseExampleYear05	1,435
10 Years	rr_ExpenseExampleYear10	2,448
1 Year	rr_ExpenseExampleNoRedemptionYear01	736
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,074
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,435
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,448
One Year	rr_AverageAnnualReturnYear01	5.83%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	821
3 Years	rr_ExpenseExampleYear03	1,082
5 Years	rr_ExpenseExampleYear05	1,369
10 Years	rr_ExpenseExampleYear10	2,336
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,336
One Year	rr_AverageAnnualReturnYear01	5.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class X
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	821
3 Years	rr_ExpenseExampleYear03	1,082
5 Years	rr_ExpenseExampleYear05	1,469
10 Years	rr_ExpenseExampleYear10	2,513
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
One Year	rr_AverageAnnualReturnYear01	6.67%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.53%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
One Year	rr_AverageAnnualReturnYear01	12.77%
Five Years	rr_AverageAnnualReturnYear05	1.23%
Ten Years	rr_AverageAnnualReturnYear10	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL LARGE-CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Large-Cap Core Equity Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term after-tax growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 29 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 51.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We seek investments that will appreciate over time. We also try to reduce the taxes shareholders may pay on the Fund's investment income and capital gains. We normally invest at least 80% of the Fund's investable assets in common stock and equity-related securities of large capitalization U.S. companies. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Quantitative Management Associates LLC (QMA) manages the Fund using an investment process that is centered around a quantitative stock selection model used to evaluate growth potential, valuation, liquidity and investment risk. They try to select securities that will provide strong capital appreciation, while trying to limit both the differences in portfolio characteristics from those of the overall stock market and the effects of taxation. The portfolio will normally consist of at least 200 securities selected from a broad universe of stocks.

We try to limit taxes by avoiding short-term capital gains whenever possible. We also may sell securities that have fallen in value in order to generate losses that can be used to offset current and future capital gains on other securities, while, at the same time, improve the risk/return profile of the portfolio. We may use hedging techniques to help limit taxable income and capital gains. We also may use derivatives to try to improve the Fund's returns.

The Fund's objective is to outperform the returns of the S&P 500 Index on an after-tax basis over the long term. While we make every effort to achieve our objective, we can't guarantee success.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We normally invest at least 80% of the Fund's investable assets in common stock and equity-related securities of large capitalization U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. Generally, the stock prices of large capitalization companies are more stable than the stock prices of small companies. The Fund's holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of such indexes.

Some of our investment strategies - such as using derivatives - involve above-average risks. The Fund may use hedging techniques to help limit taxes, preserve assets and enhance return, including using options and stock index or other financial futures contracts. Derivatives may not match or fully offset the underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

If you are investing for the short term (less than one year), you may suffer negative tax consequences by investing in the Fund. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may require the Fund to sell securities and realize gains. While the Fund tries to limit the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund expects to distribute taxable income or capital gains from time to time.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading
Annual Total Returns (Class A Shares) [1]

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2003 15.21% Worst Quarter: 4th Quarter 2008 -21.65%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses. The Fund's previous prospectus presented returns for Class B shares; returns for Class A shares are now shown for consistency with the prospectuses of the other funds in the Prudential Investments fund family.

PRUDENTIAL LARGE-CAP CORE EQUITY FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL LARGE-CAP CORE EQUITY FUND | Lipper Average (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.94%
Five Years	rr_AverageAnnualReturnYear05	1.93%
Ten Years	rr_AverageAnnualReturnYear10	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver for Class A shares, which expired on February 28, 2008, the annual returns would have been lower, too. The Fund's previous prospectus presented returns for Class B shares; returns for Class A shares are now shown for consistency with the prospectuses of the other funds in the Prudential Investments fund family.